Other Operating Income and Expenses - Schedule of Other Operating Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from assets received in lieu of payment
Gain on sales of assets received in lieu of payment	$ 5,758	$ 3,287	$ 5,449
Other income	1,659	30,622	13,163
Subtotals	7,417	33,909	18,612
Other income
Compensations from insurance companies	291	693	6
Different income of interest and commissions for lease contract	265	819	280
Gain on sale of property, plant and equipment	101	14	2,248
Recovery of leased assets		59	73
Other operating income, subsidiaries	3,398	4,604	3,020
Gain on sale of leased assets	815	688	1,914
Other operating income	1,533	933	432
Revenue from insurance companies agreement	1,841	1,537	4,538
Other income for recovery foreign expenses	1,140	895	747
Recoveries from expenses provisions	8,700	15,739	7,243
Other income	3,777	5,688	5,859
Subtotals	21,861	31,669	26,360
Totals	$ 29,278	$ 65,578	$ 44,972